TRADE AND OTHER PAYABLES (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other current payables [abstract]
Trade payables	$ 8,045	$ 9,017
Payroll taxes	423	489
Employee related social insurance	151	416
Accrued liabilities	11,618	10,877
Deferred income	278	224
Restructuring accrual		3,734
Total trade and other payables	$ 20,515	$ 24,757